ADVANCED SERIES TRUST

AST Goldman Sachs Mid-Cap Growth Portfolio

Supplement dated July 1, 2014 to the
Prospectus and Statement of Additional Information,
each dated April 28, 2014, of Advanced Series Trust

This supplement should be read in conjunction with your Advanced Series Trust Prospectus (the Prospectus) and Statement of Additional Information (the SAI), each dated April 28, 2014, and should be retained for future reference. The AST Goldman Sachs Mid-Cap Growth Portfolio (the Portfolio) may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

Effective immediately, Jeffrey Rabinowitz no longer serves as a co-portfolio manager of the Portfolio. Steven M. Barry and Craig Glassner, CFA, MD will continue to serve on the portfolio management team. Ashley Woodruff, CFA has joined Mr. Barry and Mr. Glassner as a portfolio manager of the Portfolio.

To reflect these changes, the Prospectus and SAI are revised as follows:

I.	All references to Jeffrey Rabinowitz in the Prospectus and SAI are hereby deleted.
II.	The following replaces the “MANAGEMENT OF THE PORTFOLIO” table in the summary section of the Prospectus relating to the Portfolio:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Goldman Sachs Asset Management, L.P.	Steven M. Barry	Managing Director	May 2002
AST Investment Services, Inc.		Craig Glassner, CFA, MD	Managing Director	August 2013
		Ashley Woodruff, CFA	Managing Director	July 2014

III.	The following is added to the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – AST Goldman Sachs Mid-Cap Growth Portfolio”:

Ashley Woodruff, CFA

Managing Director

Ashley joined Goldman Sachs in 2013. She is a consumer sector portfolio manager, and is responsible for portfolio management and investment research process of the companies within the consumer sector. Previously, she was a vice president at T. Rowe Price where she was a senior analyst in the consumer sector.

IV.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by replacing the information pertaining to the Portfolio and substituting the following information set forth below:

AST Goldman Sachs Mid-Cap Growth Portfolio
Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Goldman Sachs Asset Management, L.P.*	Steve Barry	19/$10,343,485,122	9/$4,824,551,271	86/$5,769,108,002 2/$58,505,456	None
	Craig Glassner	8/$7,817,570,500	1/$64,577,412	16/$595,619,167	None
	Ashley Woodruff	None	None	None	None

*Information is as of May 31, 2014.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP5